UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON  D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1.   Name of address of issuer:

     Principal Preservation Portfolios, Inc.
     215 N. Main Street
     West Bend  WI   53095

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):   o

          Tax-Exempt; Government Class A and Class C Shares; S&P 100 Plus Class A, Class B and Class C Shares; Achievers Class A, Class B and Class C Shares; Select Value Class A and Class B Shares; PSE Tech 100 Index Class A, Class B and Class C Shares; and Managed Growth Class A, Class B and Class C Shares

3.   Investment Company Act File Number:

          811-4401

     Securities Act File Number:

          33-12

4(a). Last day of fiscal year for which this Form is filed:

          October 31, 2000

4(b).o Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).o Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (I)  Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):              $ 382,845,705
                                                                  -------------

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:       $(199,532,048)
                                                    -------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:                               $         -0-
                                                    -------------

    (iv)  Total available redemption credits (add
          Items 5(ii) and 5(iii):                                 $(199,532,048)
                                                                  -------------

     (v)  Net sales - if Item 5(I) is greater than
          Item 5(iv)[subtract Item 5 (iv) from Item 5(I)]:        $ 183,313,657
                                                                  -------------

    (vi)  Redemption credits available for use
          in future years -- if Item 5(I) is
          less than Item 5 (iv) [subtract item
          5(iv) from Item 5(I)]:                    $         -0-
                                                    -------------

   (vii)  Multiplier for determining registration
          fee (See Instruction C.9):                              x     .000025
                                                                  -------------

  (viii)  Registration fee due [multiply Item 5(v)
          by Item 5(vii)] [Enter "0" if no fee is due):           = $ 95,711.43
                                                                  -------------

6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.
     If there is a number of shares or other units that were registered pursuant to the rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  + $       -0-
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  = $ 95,711.43
                                                                  -------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 26, 2001

          Method of Delivery:

             x   Wire Transfer
                 Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert J. Tuszynski
                          ------------------------------------------------------

                                   Robert J. Tuszynski, President & CEO
                                   ---------------------------------------------

Date:  January 26, 2001